Loans - Financing arrangement with the European investment Bank (Details) - EUR (€)			1 Months Ended	12 Months Ended
	Dec. 08, 2020	Jun. 27, 2020	Nov. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Amount drawn				€ 25,000,000
Line of credit
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		€ 75,000,000.000000
Maximum financing as percentage of cost of investment		50.00%
Minimum amount of borrowing in each tranche		€ 15,000,000
Amount of borrowing in each tranche		€ 25,000,000
Number of years due for each tranche		7 years
Interest rate per annum		0.50%
Maxmimum borrowings Interest Rate of outstanding principal of loan		150.00%
Minimum borrowings Interest Rate of outstanding principal of loan		190.00%
Payment of variable remuneration on GMP IV manufacturing facilities per batch		€ 200,000
Maximum aggregate remuneration capital amount		75,000,000
Payment option to buy-out variable remuneration by loan agreement		€ 5,000,000
Amount of land charge (mortgage) not in favour of entity			€ 75,000,000
Amount drawn	€ 25,000,000
Accrued interest				€ 189,000